BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock Short-Term Municipal Fund

(the “Fund”)

Supplement dated January 31, 2024 to the Fund’s

Summary Prospectuses and Prospectuses, each dated November 1, 2023

Effective March 1, 2024, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of each Summary Prospectus entitled “Key Facts About BlackRock Short-Term Municipal Fund — Portfolio Managers” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Short-Term Municipal Fund — Portfolio Managers” are deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Kristi Manidis	2019	Director of BlackRock, Inc.
Christian Romaglino, CFA	2021	Director of BlackRock, Inc.
Mei Chan	2024	Associate of BlackRock, Inc.
Kevin Maloney, CFA	2024	Director of BlackRock, Inc.

The section of each Prospectus entitled “Details About the Funds — How Each Fund Invests — Short-Term Fund — About the Portfolio Management Team of the Short-Term Fund” or “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE SHORT-TERM FUND
The Fund is managed by a team of financial professionals. Kristi Manidis, Christian Romaglino, CFA, Mei Chan and Kevin Maloney, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Investor A, Investor C, Institutional and Class K Shares Prospectuses entitled “Management of the Funds — Portfolio Manager Information — Short-Term Fund” is deleted in its entirety and replaced with the following:

Short-Term Fund

The Fund is managed by a team of financial professionals. Kristi Manidis, Christian Romaglino, CFA, Mei Chan and Kevin Maloney, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Director of BlackRock, Inc. since 2016.
Christian Romaglino, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director of BlackRock, Inc. since 2017.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Mei Chan	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Associate of BlackRock, Inc. since 2023; Analyst of BlackRock, Inc. since 2020; Quantitative Equity Research Analyst of PNC Capital Advisors, LLC from 2019 to 2020.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020.

The section of the Investor A1 Shares Prospectus entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Fund’s SAI.

The Fund is managed by a team of financial professionals. Kristi Manidis, Christian Romaglino, CFA, Mei Chan and Kevin Maloney, CFA are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Kristi Manidis	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2019	Director of BlackRock, Inc. since 2016.
Christian Romaglino, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2021	Director of BlackRock, Inc. since 2017.
Mei Chan	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Associate of BlackRock, Inc. since 2023; Analyst of BlackRock, Inc. since 2020; Quantitative Equity Research Analyst of PNC Capital Advisors, LLC from 2019 to 2020.
Kevin Maloney, CFA	Responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2024	Director of BlackRock, Inc. since 2021; Vice President of BlackRock, Inc. from 2018 to 2020.

Shareholders should retain this Supplement for future reference.